Share-Based Compensation (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 shares	Feb. 26, 2025 shares	Dec. 31, 2024 USD ($)
Share-Based Compensation [Line Items]
Compensation expense	$ 50,762	$ 6,522
Unrecognized compensation cost (in Dollars) | $
Common Class A [Member]
Share-Based Compensation [Line Items]
Shares granted	21,747	21,747
Common Class A [Member] | Unvested Share Options [Member]
Share-Based Compensation [Line Items]
Shares issued	360,250	360,250		360,250
2025 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Share issued under award incentive plan					360,250